Commitments and Contingencies and Significant Contracts (Details Textual) (USD $)	1 Months Ended			6 Months Ended	12 Months Ended				1 Months Ended		12 Months Ended	1 Months Ended				12 Months Ended	1 Months Ended			12 Months Ended		1 Months Ended				12 Months Ended						1 Months Ended
	May 31, 2011	May 31, 2010	Apr. 03, 2010 sqft	Jun. 30, 2014	Dec. 31, 2013 sqft	Dec. 31, 2012	Dec. 31, 2011	May 26, 2011 sqft	Apr. 01, 2013 Thomas Granville [Member]	Jun. 29, 2010 Thomas Granville [Member]	Dec. 31, 2013 Thomas Granville [Member]	Oct. 31, 2013 Charles R Trego [Member]	Apr. 01, 2013 Charles R Trego [Member]	Jun. 30, 2010 Charles R Trego [Member]	Apr. 30, 2010 Charles R Trego [Member]	Dec. 31, 2013 Charles R Trego [Member]	Oct. 21, 2013 Stephen Graham [Member]	Oct. 31, 2013 Stephen Graham [Member]	Apr. 01, 2013 Stephen Graham [Member]	Dec. 31, 2013 Stephen Graham [Member]		Apr. 01, 2013 Philip S Baker [Member]	Apr. 30, 2010 Philip S Baker [Member]	Apr. 01, 2013 Vani K Dantam [Member]	Jan. 31, 2012 Vani K Dantam [Member]	Dec. 31, 2012 Vani K Dantam [Member]	Apr. 03, 2010 Office Lab and Lunch [Member] sqft	Apr. 03, 2010 Manufacuring [Member] sqft	Apr. 03, 2010 Lab [Member] sqft	Apr. 03, 2010 Storage Building [Member] sqft	Apr. 03, 2010 Basement [Member] sqft	Nov. 04, 2010 Becan Development Llc [Member] sqft
Commitments and Contingencies [Line Items]
Lease Initial Term			3 years
Lease Monthly Rental Expense					$ 17,200																											$ 19,297
Fire And Casualty Insurance Coverage					100.00%
Lease Monthly Rental Expense For Additional Space	500.00
Employment Agreement Annual Car Allowance											9,000		9,000				9,000					6,000		6,000
Employment Agreement Bonus									270,000																	20,000
ShareBased Compensation Arrangement By Share Based Payment Award Options Vested In Period (in shares)										200				140	540		400	3,600				120	520	80	301
Research and Development Arrangement with Federal Government, Customer Funding to Offset Costs Incurred		1,004,747
Area Of Floor			70,438																								7,859	46,931	1,488	9,200	5,000
Area Of Additional Floor Space Taken For Lease								2,160
Total Area Of Floor Space Taken For Lease					72,598
Area of Land																																45,000
Employment Agreement Annual Stipend											$ 38,000					$ 22,500	$ 25,000					$ 19,980		$ 22,500
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Grants In Period, Net Of Forfeitures				14,000	27,971	10,729				7,200			5,300				18,000			18,000	[1]	4,600		3,000
Share-Based Compensation Arrangements By Share-Based Payment Award, Options, Grants In Period, Weighted Average Exercise Price				$ 7.50	$ 7.00	$ 56.50				$ 75.00			$ 75.00				$ 7.50			$ 7.50	[1]	$ 75.00		$ 75.00
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term				3 years 8 months 12 days	3 years 8 months 12 days	3 years 9 months 18 days	4 years 2 months 12 days					5 years							5 years			5 years		5 years

[1]	Stephen Graham. On October 9, 2013 the Company entered into an Executive Employment Agreement with Stephen Graham as the new Chief Financial Officer effective October 21, 2013. Mr. Graham receives an annual salary of $250,000, which is subject to annual review, and an annual car allowance of $9,000, an annual stipend of $25,000and bonuses as determined by the compensation committee. Mr. Graham was granted a 5-year option to purchase 900,000 shares of common stock at a price of $0.15 per share, 180,000 options vested immediately and thereafter 20,000 options shall vest on the last day of each consecutive calendar month, commencing on October 31, 2013 and ending on September 30, 2016.